Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Other Non-Current Assets [Abstract]
Prepayment of brand authorization	$ 4,600,000	$ 4,600,000
Prepaid consulting fees or other expenses		16,430
Lease deposit	550,751
Other long-term receivables	195,478	195,477
Total	5,346,229	4,811,907
Impairment	(4,600,000)	(4,600,000)
Other non-current assets	$ 746,229	$ 211,907